Included in Profit Before Royalties and Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about amounts included in profit before royalties and taxation [abstract]
Schedule of amounts included in profit before royalties and taxation

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Damang – contract termination[1]	—	(1.1)	(13.1)
Loss on buy-back of notes[1]	—	—	(5.0)
Social contributions and sponsorships[1]	(18.1)	(13.7)	(18.0)
Rehabilitation expense[1]	(10.8)	(1.5)	(13.4)
Offshore structure costs[1]	(14.6)	(13.6)	(16.7)
Restructuring costs[2]	(1.3)	(2.0)	(0.6)
Salares VAT[1,3]	—	23.9	—
[1]Included under “Other costs, net” in the consolidated income statement.
[2]The restructuring costs in 2021 comprise mainly separation packages at Tarkwa amounting to US$1.3 million (2020: US$1.2 million and 2019: US$0.3 million), St Ives of US$nil (2020: US$0.8 million and 2019: US$nil) and South Deep amounting to US$nil (2020: US$nil and 2019: US$0.3 million).
[3]The US$23.9 million income related to a submission of VAT claims for expenses incurred from 2010 to June 2020 at Salares Norte to the Chilean tax authority which became claimable from the commencement of construction in 2020.